Entity-Wide Disclosure	12 Months Ended
Dec. 31, 2015
Entity-Wide Disclosure [Abstract]
Entity-Wide Disclosure

Note 13. Entity-Wide Disclosure

Net sales by geographic area were as follows*:

	Year ended December 31,
	2015	2014	2013
	(U.S. $ in thousands)

North America (primarily the United States)	$413,017	$405,880	$262,614
EMEA	148,169	183,462	126,214
Asia Pacific	122,257	150,475	90,023
Other	12,552	10,312	5,552
	$695,995	$750,129	$484,403

*Net sales are attributed to geographic areas based on the location of customer

Property, plant and equipment by geographical area were as follows:

	December 31,
	2015	2014
	(U.S. $ in thousands)

United States	$101,272	$106,899
EMEA	94,890	46,239
Asia Pacific	5,030	3,805
Other	742	93
	$201,934	$157,036

Property, plant and equipment that were located in Israel amounted to $77.0 million and $31.5 million for the years ended December 31, 2015 and 2014, respectively and are included under the EMEA region in the above table.

No single customer accounted for 10% or more of Company's total net sales, or Company's net accounts receivable, in any fiscal year presented.